Fees Summary	Jul. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 225,566,088.48
Total Fee Amount	31,150.68
Total Offset Amount	0.00
Net Fee	$ 31,150.68
Offering Table N/A
Offset Table N/A	N/A